Significant accounting policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Accounting Policies [Line Items]
Basic and diluted earnings (loss) per share	$ (2.88)	$ (0.86)	$ (9.10)	$ (2.35)	$ (4.48)	$ (2.28)	$ (0.53)
Increase (decrease) due to corrections of prior period errors [member]
Accounting Policies [Line Items]
Reclassfification From Accounts Payabale and Accrued Liability to Contributed Surplus As Equity					$ 455,055
Previously stated [member]
Accounting Policies [Line Items]
Basic and diluted earnings (loss) per share					$ 4.50